Property and Equipment, Net (Details) - Schedule of Property and equipment, net - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Schedule of Property and equipment, net [Abstract]
Property	$ 2,768,607	$ 1,828,092
Office equipment	453,759	449,246
Vehicle	35,530	34,351
Less: accumulated depreciation	(446,565)	(313,928)
Property and equipment, net	$ 2,811,331	$ 1,997,761